Significant Accounting Judgments, Estimates and Assumptions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Disclosure of changes in accounting estimates [line items]
Carrying amounts of deferred tax assets	¥ 450,882		¥ 398,174	$ 64,857
Increase in profit if all unrecognized deferred tax asset were recognized	¥ 157,300	$ 22,600	¥ 159,200
Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Cash flows derived from forecasts period	seven years	seven years
Top of range [member]
Disclosure of changes in accounting estimates [line items]
Cash flows derived from forecasts period	ten years	ten years